Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Investment Properties [Abstract]
Estimated useful life asset	20 years
Fair value properties	$ 1.9	$ 2.8
Rental income	$ 0.1	$ 0.1